Capital structure and financial items - Financial risks - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Top of range
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	24 months
USD, CNY, JPY, GBP, and CAD | Top of range
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	13 months
USD, CNY, JPY, GBP, and CAD | Bottom of range
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	5 months
USD
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	10 months	9 months
Foreign exchange risk
Disclosure of detailed information about hedges [line items]
Percent increase/decrease that would impact results	5.00%
Financial counterparties | Credit risk
Disclosure of detailed information about hedges [line items]
Maximum exposure to credit risk	kr 15,089	kr 15,663
Trade receivables, Other receivables less prepayments and VAT and Other financial assets | Credit risk
Disclosure of detailed information about hedges [line items]
Maximum exposure to credit risk	29,522	26,622
5% increase in all other currencies | Foreign exchange risk
Disclosure of detailed information about hedges [line items]
Impact on income statement	299	199
5% increase in all other currencies | Foreign exchange risk | USD
Disclosure of detailed information about hedges [line items]
Impact on equity	1,380	1,298
Impact on income statement	kr (2)	kr 135